Summary of Acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation - EUR (€)		6 Months Ended
	Apr. 28, 2023	Dec. 31, 2023	Jul. 31, 2023
Identifiable Intangible Assets
Business Enterprise Value (BEV)	€ 852,222	€ 824,444	€ (2,012,380)
Less: Non-controlling interest	(85,200)	(82,444)
Total Purchase Price (Equity Basis)	767,022	742,000	€ 840,500
Net Working Capital [Member]
Net Tangible Assets
Net Tangible Assets	37,184	(77,112)
Fixed Assets [Member]
Net Tangible Assets
Net Tangible Assets	13,547
Amounts Due to Related Parties [Member]
Net Tangible Assets
Net Tangible Assets		(88,912)
Customer relationships [Member]
Identifiable Intangible Assets
Identifiable Intangible Assets	25,000
Broadcasting rights [member]
Identifiable Intangible Assets
Identifiable Intangible Assets	95,000	75,000
Brand [Member]
Identifiable Intangible Assets
Identifiable Intangible Assets	370,000	710,000
Player Contracts [Member]
Identifiable Intangible Assets
Identifiable Intangible Assets	130,000	130,000
Implied Goodwill [Member]
Identifiable Intangible Assets
Identifiable Intangible Assets	€ 181,491	€ 75,469